UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2010

Date of reporting period:  November 30, 2009

Item 1. Schedule of Investments.

Alternative Strategies Mutual Fund
Schedule of Investments
November 30, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 39.97%

Administrative and Support Services - 0.19%
Manpower, Inc.		803	$39,556

Air Transportation - 0.15%
AMR Corp. (a)		5,368	32,423

Amusement, Gambling, and Recreation Industries - 0.25%
The Walt Disney Company		1,700	51,374

Banks - 0.39%
Banco Santander SA - ADR		2,000	34,600
Bank Of America Corporation (a)		3,000	47,550
			82,150
Beverage and Tobacco Product Manufacturing - 1.34%
Altria Group, Inc.		3,445	64,801
Coca Cola Enterprises, Inc.		1,477	29,023
Diageo Plc - ADR		800	54,088
Loews Corporation		1,041	36,872
Lorillard, Inc.		134	10,440
Molson Coors Brewing Co.		1,000	45,210
Reynolds American, Inc.		789	39,418
			279,852
Broadcasting (except Internet) - 0.23%
CBS Corporation		3,789	48,537

Building Material and Garden Equipment and Supplies Dealers - 0.40%
Home Depot, Inc.		3,030	82,901

Chemical Manufacturing - 1.91%
Agrium, Inc.		500	27,930
The Dow Chemical Company		1,288	35,781
E.I. du Pont de Nemours & Company		880	30,430
GlaxoSmithKline Plc - ADR		1,000	41,470
Merck & Co., Inc.		1,330	48,159
Monsanto Company		650	52,488
Novartis AG - ADR		800	44,480
Sanofi Aventis - ADR		1,200	45,552
Teva Pharmaceutical Industries Ltd. - ADR		1,400	73,906
			400,196
Clothing and Clothing Accessories Stores - 0.19%
The Gap Inc.		629	13,473
Limited Brands, Inc.		1,591	26,395
			39,868
Computer and Electronic Product Manufacturing - 1.56%
Dell, Inc. (a)		1,693	23,905
Lexmark International, Inc. (a)		895	22,527
Motorola, Inc.		3,807	30,494
Northrop Grumman Corp.		1,000	54,800
Raytheon Co.		781	40,245
Research In Motion Ltd. (a)		500	28,945
Sony Corp. - ADR		2,000	53,380
Sun Microsystems, Inc. (a)		3,275	27,870
Telefonaktiebolaget LM Ericsson - ADR		2,000	19,480
Xerox Corp.		3,261	25,110
			326,756
Consumer Durables & Apparel - 0.17%
Desarrolladora Homex S.A.B de C.V. - ADR (a)		1,000	34,780

Couriers and Messengers - 0.29%
United Parcel Service, Inc.		1,067	61,320

Credit Intermediation and Related Activities - 3.42%
Banco Bilbao Vizcaya Argentaria SA - ADR		1,000	19,010
Banco Latinoamericano de Comercio SA		2,500	34,900
The Bank Holdings (a)		18,289	1,829
Bank Of America Corporation		5,017	79,520
BB&T Corp.		1,570	39,093
Capital One Financial Corp.		952	36,519
Citigroup, Inc.		21,663	89,035
Credicorp Ltd.		500	35,725
Credit Suisse Group - ADR		800	41,928
Fifth Third Bancorp		4,454	44,896
KeyCorp		6,595	38,647
M&T Bank Corporation		204	13,378
Marshall & Ilsley Corporation		2,933	16,865
Meritor Savings Bank PA (a)		41,000	118,080
Regions Financial Corporation		7,947	46,569
SunTrust Banks, Inc.		2,497	59,004
			714,998
Electrical Equipment, Appliance, and Component Manufacturing - 0.30%
Jinpan International Ltd.		800	34,584
Whirlpool Corp.		390	28,922
			63,506
Electronics and Appliance Stores - 0.13%
Ingram Micro, Inc. (a)		1,654	28,101

Food and Beverage Stores - 0.35%
Kroger Co.		1,410	32,063
Safeway, Inc.		1,838	41,355
			73,418
Food Manufacturing - 1.44%
Archer Daniels Midland Co.		5,712	175,987
Bunge Limited		617	38,192
Dean Foods Company (a)		2,293	36,459
Kraft Foods, Inc.		366	9,728
Zhongpin, Inc. (a)		3,000	40,830
			301,196
Food, Beverage & Tobacco - 0.18%
British American Tobacco Plc - ADR		600	36,762

Forestry and Logging - 0.15%
Weyerhaeuser Co.		803	31,269

Funds, Trusts, and Other Financial Vehicles - 0.07%
Transatlantic Holdings, Inc.		267	14,429

Furniture and Related Product Manufacturing - 0.16%
Masco Corp.		2,458	33,380

General Merchandise Stores - 1.12%
Costco Wholesale Corporation		620	37,144
J.C. Penney Company, Inc.		963	27,677
Macys, Inc.		1,951	31,821
Sears Holdings Corp. (a)		699	49,594
Wal Mart Stores, Inc.		1,600	87,280
			233,516
Health and Personal Care Stores - 0.16%
McKesson Corporation		545	33,801

Heavy and Civil Engineering Construction - 0.34%
Chicago Bridge & Iron Company N.V.		2,000	35,180
Fluor Corporation		826	35,088
			70,268
Insurance Carriers and Related Activities - 3.86%
Aetna Inc.		1,002	29,168
Allianz SE - ADR		4,000	49,600
Allstate Corp.		1,487	42,246
American International Group, Inc. (a)		1,526	43,339
American National Insurance Co.		179	19,425
Arch Capital Group Ltd. (a)		210	14,666
AXA - ADR		1,500	37,140
Chubb Corp.		1,074	53,850
Cigna Corp.		887	28,455
Cincinnati Financial Corp.		511	13,041
Genworth Financial, Inc. (a)		2,804	30,199
Hartford Financial Services		1,168	28,569
Humana, Inc. (a)		872	36,197
Ing Groep N.V. - ADR (a)		2,500	23,750
Lincoln National Corporation		1,270	29,096
Metlife, Inc.		1,633	55,832
Prudential Financial, Inc.		819	40,827
Prudential Plc - ADR		2,500	52,050
Travelers Companies, Inc.		1,006	52,704
UnitedHealth Group, Inc.		1,136	32,569
Unum Group		1,841	35,053
Wellpoint, Inc. (a)		802	43,332
XL Capital Ltd.		901	16,497
			807,605
Internet Service Providers, Web Search Portals - 0.12%
Juniper Networks, Inc.		1,000	26,130

Machinery Manufacturing - 0.25%
Joy Global, Inc.		500	26,770
Pitney Bowes, Inc.		1,079	24,860
			51,630
Merchant Wholesalers, Durable Goods - 0.34%
Arrow Electronics, Inc. (a)		1,301	34,190
Avnet, Inc. (a)		1,334	36,352
			70,542
Merchant Wholesalers, Nondurable Goods - 0.74%
Amerisourcebergen Corp.		1,895	46,788
Cardinal Health, Inc.		1,416	45,638
SUPERVALU, Inc.		2,004	27,715
Sysco Corp.		1,281	34,638
			154,779
Mining (except Oil and Gas) - 6.23%
Arch Coal, Inc.		3,200	66,752
Barrick Gold Corp.		2,078	88,710
BHP Billiton Ltd. - ADR		2,750	207,075
Coeur d'Alene Mines Corporation (a)		2,200	50,182
Compania de Minas Buenaventura SA - ADR		1,200	48,180
Gold Fields Ltd. - ADR		2,000	29,560
Golden Star Resources Ltd. (a)		13,700	52,882
Harmony Gold Mining Co. - ADR		3,000	33,300
Minefinders Ltd. (a)		4,400	47,212
New Gold Inc. (a)		11,800	42,244
Newmont Mining Corp.		1,745	93,602
Northgate Minerals Corp. (a)		16,600	52,954
Novagold Resources, Inc. (a)		9,600	53,758
Peabody Energy Corp.		1,455	64,689
Potash Corp./Saskatchewan, Inc.		920	103,426
Southern Copper Corp.		989	34,457
St Andrew Goldfields (a)		250,000	170,551
Vale SA - ADR		1,500	43,005
Yanzhou Coal Mining Co. - ADR		1,000	20,090
			1,302,629
Miscellaneous Store Retailers - 0.14%
Office Depot, Inc. (a)		4,863	29,859

Motion Picture and Sound Recording Industries - 0.22%
Time Warner, Inc.		1,482	45,527

Motor Vehicle and Parts Dealers - 0.06%
Autonation, Inc. (a)		709	12,514

Oil and Gas Extraction - 1.18%
Canadian Natural Resource Ltd.		600	40,284
Encana Corp.		445	23,977
Marathon Oil Corp.		1,391	45,374
Sasol Ltd. - ADR		700	27,706
Suncor Energy Inc.		685	24,804
XTO Energy, Inc.		2,000	84,880
			247,025
Other Information Services - 0.09%
Shanda Interactive Entertainment Ltd. - ADR (a)		400	19,936

Paper Manufacturing - 0.16%
Temple Inland, Inc.		1,819	32,724

Petroleum and Coal Products Manufacturing - 2.71%
BP Plc - ADR		500	28,590
ConocoPhillips		2,011	104,109
Eni S.p.A. - ADR		600	29,844
Exxon Mobil Corporation		3,091	232,041
Frontier Oil Corp.		584	6,734
Hess Corp.		885	51,295
Sunoco, Inc.		1,354	34,121
Tesoro Corp.		1,877	23,988
Valero Energy Corporation		3,507	55,726
			566,448
Plastics and Rubber Products Manufacturing - 0.16%
The Goodyear Tire & Rubber Co. (a)		2,517	34,508

Primary Metal Manufacturing - 0.52%
Alcoa, Inc.		6,029	75,483
United States Steel Corporation		741	33,093
			108,576
Professional, Scientific, and Technical Services - 0.77%
Computer Sciences Corp. (a)		1,210	66,925
Mastercard, Inc.		300	72,258
McDermott International (a)		1,055	22,092
			161,275
Publishing Industries (except Internet) - 0.51%
Gannett, Inc.		3,078	30,441
News Corp.		2,628	30,117
Pearson Plc - ADR		2,000	27,600
SAP AG - ADR		400	19,148
			107,306
Rail Transportation - 0.34%
Canadian National Railway Co.		800	42,080
Guangshen Railway Co., Ltd. - ADR		1,500	30,030
			72,110
Rental and Leasing Services - 0.10%
Exterran Holdings, Inc.		411	8,610
Hertz Global Holdings, Inc. (a)		1,245	12,201
			20,811
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.76%
CME Group, Inc.		250	82,057
Deutsche Bank AG		500	36,550
TD Ameritrade Holding Corp. (a)		2,075	40,753
			159,360
Support Activities for Mining - 0.87%
Gazprom OAO - ADR (a)		2,600	60,840
Helix Energy Solutions Group Inc. (a)		372	4,375
Schlumberger Ltd.		960	61,334
Transocean Ltd. (a)		655	55,931
			182,480
Support Activities for Transportation - 0.23%
Expeditors International of Washington		1,500	47,895

Telecommunication Services - 0.04%
Millicom International Cellular SA (a)		100	7,480

Telecommunications - 1.52%
America Movil S.A.B. de C.V. - ADR		600	29,028
AT&T, Inc.		2,006	54,042
Brasil Telecom SA - ADR (a)		430	6,816
China Mobile Limited - ADR		500	23,435
Dish Network Corp. (a)		664	13,751
Millicom International Cellular SA (a)		200	14,960
Qwest Communications International Inc.		8,979	32,773
Sprint Nextel Corp. (a)		15,969	59,245
Telefonica SA - ADR		565	48,946
Time Warner Cable, Inc.		825	34,559
			317,555
Transportation Equipment Manufacturing - 0.85%
Boeing Co.		916	48,008
Ford Motor Company		8,178	72,702
Honeywell International, Inc.		853	32,815
Toyota Motor Corp. - ADR		300	23,562
			177,087
Utilities - 1.57%
Ameren Corp.		2,373	61,674
Companhia de Saneamento Basico SA - ADR		1,000	36,580
Consolidated Edison, Inc.		1,423	61,061
Duke Energy Corp.		2,830	47,204
Edison International		455	15,493
Enersis SA - ADR		2,000	38,380
Siemens AG - ADR		700	69,034
			329,426
Water Transportation - 0.47%
Genco Shipping & Trading Ltd.		4,200	98,616

Wholesale Electronic Markets and Agents and Brokers - 0.27%
General Metals Corp. (a)		110,000	6,050
Genuine Parts Co.		377	13,508
Tech Data Corp. (a)		853	35,920
			55,478
TOTAL COMMON STOCKS (Cost $7,419,015)			8,361,668

EXCHANGE TRADED NOTES - 7.55%
ELEMENTS Rogers International Agricultural Swedish Export ETN (a)		41,700	334,434
ELEMENTS Rogers International Commodity ETN (a)		97,198	757,172
iPath Dow Jones - AIG Livestock Total Return Sub-Index ETN (a)		2,379	67,469
iPath S&P 500 VIX Short-Term Futures ETN (a)		8,000	322,240
PowerShares DB Gold Double Short ETN (a)		8,000	98,400
TOTAL EXCHANGE TRADED NOTES (Cost $1,607,824)			1,579,715

EXCHANGE TRADED FUNDS - 24.86%
Claymore/Delta Global Shipping ETF		32,000	422,720
Diamonds Trust, Series I		6,700	693,852
iShares Barclays 20+ Year Treasury Bond Fund		2,000	193,260
iShares Barclays 7-10 Year Treasury Bond Fund		3,130	291,278
iShares Barclays Aggregate Bond Fund		8,500	899,555
iShares Barclays TIPS Bond Fund		4,925	524,857
iShares MSCI Australia		19,000	443,270
iShares MSCI Hong Kong		29,000	458,780
iShares MSCI South Korea		1,885	83,656
iShares MSCI Taiwan		7,105	86,894
Market Vectors Brazil Small-Cap (a)		5,100	242,709
Market Vectors Gold Miners (a)		4,000	204,440
Powershares DB Base Metals Fund		361	7,556
PowerShares DB US Dollar Index Bullish		20,000	443,400
ProShares Short Financials		2,500	111,250
Retail HOLDRs (a)		1,000	93,820
TOTAL EXCHANGE TRADED FUNDS (Cost $5,098,324)			5,201,297

RIGHTS - 0.00%
Ing Groep N.V. Rights (a)		2,500	0
TOTAL RIGHTS (Cost $0)			0

CONVERTIBLE PREFERRED STOCKS - 0.64%
Professional, Scientific, and Technical Services - 0.64%
Interpublic Group of Companies, Inc.		200	134,680
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $101,500)			134,680

PREFERRED STOCKS - 0.45%
Air Transportation - 0.34%
TAM S.A. (a)		4,000	70,120
Telecommunications - 0.11%
Brasil Telecom SA		758	22,763
TOTAL PREFERRED STOCKS (Cost $80,380)			92,883

		Principal
		Amount	Value
CONVERTIBLE BONDS - 12.91%
Accommodation - 0.76%
Wyndham Worldwide Corp.
3.500%, 05/01/2012		100,000	158,125

Air Transportation - 0.52%
UAL Corp.
6.000%, 10/15/2029		100,000	107,750

Chemical Manufacturing - 1.19%
Medicis Pharmaceutical Corp.
2.500%, 06/04/2032		100,000	98,750
Mylan, Inc.
3.750%, 09/15/2015 (b)		100,000	150,375
			249,125
Computer and Electronic Product Manufacturing - 2.33%
Advanced Micro Devices, Inc.
5.750%, 08/15/2012		100,000	98,375
Maxtor Corp.
2.375%, 08/15/2012		100,000	107,000
Micron Technology, Inc.
1.875%, 06/01/2014		100,000	81,625
Millipore Corp.
3.750%, 06/01/2026		100,000	102,375
Suntech Power Holdings Co., Ltd.
0.250%, 02/15/2012		100,000	98,500
			487,875
Diversified Financials - 0.41%
Americredit Corp.
2.125%, 09/15/2013		100,000	86,250

Fabricated Metal Product Manufacturing - 0.59%
Alliant Techsystems, Inc.
3.000%, 08/15/2024		100,000	123,500

Furniture and Related Product Manufacturing - 0.44%
Kinetic Concepts, Inc.
3.250%, 04/15/2015 (b)		100,000	92,875

Machinery Manufacturing - 0.66%
Terex Corporation
4.000%, 06/01/2015		100,000	137,625

Miscellaneous Manufacturing - 0.51%
American Medical Systems Holdings, Inc.
3.250%, 07/01/2036		100,000	107,625

Pharmaceuticals, Biotechnology & Life Sciences - 0.45%
Amylin Pharmaceuticals, Inc.
2.500%, 04/15/2011		100,000	95,125

Professional, Scientific, and Technical Services - 0.50%
CACI International, Inc.
2.125%, 05/01/2014		100,000	104,375

Real Estate - 0.49%
Forest City Enterprises, Inc.
5.000%, 10/15/2016 (b)		100,000	102,875

Rental and Leasing Services - 0.55%
Exterran Holdings, Inc.
4.250%, 06/15/2014		100,000	115,625

Support Activities for Mining - 0.42%
Cal Dive International, Inc.
3.250%, 12/15/2025		100,000	87,625

Telecommunications - 0.66%
Equinix, Inc.
4.750%, 06/15/2016		100,000	137,375

Transportation Equipment Manufacturing - 1.36%
Ford Motor Company
4.250%, 11/15/2016		100,000	114,375
Textron, Inc.
4.500%, 05/01/2013		100,000	169,750
			284,125
Waste Management and Remediation Services - 0.53%
Covanta Holding Corp.
3.250%, 06/01/2014 (b)		100,000	110,375

Wood Product Manufacturing - 0.54%
Leucadia National Corp.
3.750%, 04/15/2014		100,000	112,250
TOTAL CONVERTIBLE BONDS (Cost $2,445,358)			2,700,500

CORPORATE BONDS - 0.48%
Broadcasting (except Internet) - 0.48%
Liberty Media Corp.
3.125%, 03/30/2023		100,000	100,375
TOTAL CORPORATE BONDS (Cost $75,190)			100,375

SHORT TERM INVESTMENTS - 15.13%
Fidelity Money Market Portfolio		3,165,982	3,165,982
TOTAL SHORT TERM INVESTMENTS (Cost $3,165,982)			3,165,982

Total Investments (Cost $19,993,573) - 101.99%			21,337,100
Liabilities in Excess of Other Assets - (1.99)%			(415,512)
TOTAL NET ASSETS - 100.00%			$20,921,588

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Restricted

The cost basis of investments for federal income tax purposes at November 30, 2009
	was as follows*:

	Cost of investments		$ 19,993,573
Gross unrealized appreciation on futures			118,153
Gross unrealized appreciation on investments			1,598,583
Gross unrealized appreciation on short positions			34,586
Gross unrealized depreciation on investments			(255,056)
Gross unrealized depreciation on short positions			(832,532)
Gross unrealized depreciation on futures			(16,084)
	Net unrealized appreciation		$ 647,650

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Equity
Finance & Insurance	$ 8,237,314	322,240	-	$ 8,559,554
Manufacturing	2,412,621	-	-	2,412,621
Mining	1,678,376	53,758	-	1,732,134
Information	587,754	7,480	-	595,234
Retail Trade	568,758	-	-	568,758
Transportation and Warehousing	382,484	-	-	382,484
Utilities	329,426	-	-	329,426
Professional, Scientific, and Techincal Services	295,955	-	-	295,955
Wholesale Trade	280,798	-	-	280,798
Construction	70,268	-	-	70,268
Arts and Entertainment and Recreation	51,374	-	-	51,374
Administrative Support, Waste Management	39,556	-	-	39,556
Agriculture, Forestry, and Hunting	31,269	-	-	31,269
Real Estate and Rental and Leasing	20,812	-	-	20,812
Total Equity	14,986,765	383,478	-	15,370,243

Fixed Income
Corporated Bonds	-	100,375	-	100,375
Convertible Bonds	-	2,700,500	-	2,700,500
Total Fixed Income	$0	$2,800,875	$0	2,800,875

Short-Term Investments	3,165,982	-	-	3,165,982
Total Investment in Securities	18,152,747	3,184,353	-	21,337,100

Other Financial Instruments*	$ (695,877)	-	-	$ (695,877)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options, and securities held short which are valued at the unrealized appreciation / depreciation on the instrument.

Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2009 was as follows:

Derivatives not accounted for
as hedging instruments
under statement 133	Fair Value
Futures Contracts	3,113,722
Total	$3,113,722

The Effect of Derivative Instruments on income for the period March 1, 2009 through November 30, 2009 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1,
as hedging instruments	2009 through
under statement 133	November 30, 2009
Futures Contracts	(137,624)
Total	$(137,624)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1,
as hedging instruments	2009 through
under statement 133	November 30, 2009
Futures Contracts	155,334
Total	$155,334

Alternative Strategies Mutual Fund
Schedule of Securities Sold Short
November 30, 2009 (Unaudited)

	Shares	Value
3m Co.	641	$49,639
Abbott Labs	1,123	61,192
Adobe Sys, Inc.	527	18,487
Air Products & Chemicals, Inc.	272	22,557
Allergan, Inc.	503	29,239
Alliant Techsystems, Inc.	950	81,434
Amazon.com, Inc.	358	48,656
American Express Co.	800	33,464
American Medical Systems Holdings, Inc.	3,200	56,224
American Tower Corp.	753	30,813
Americredit Corp.	1,800	33,210
Amgen, Inc.	936	52,744
Annaly Capital Management, Inc.	1,638	30,156
Aon Corp.	285	11,038
Apache Corp.	556	52,976
Applied Materials, Inc.	1,405	17,296
AvalonBay Communities, Inc.	194	14,015
Bank Of New York Mellon Corp.	1,024	27,279
Baxter International, Inc.	594	32,403
Becton Dickinson & Co.	346	25,881
Berkshire Hathaway Inc. - Class B	15	50,295
Biogen Idec, Inc.	286	13,425
Boston Properties, Inc.	198	13,262
Broadcom Corp.	526	15,359
CACI International, Inc.	1,250	58,025
Caterpillar Inc.	523	30,538
Celgene Corp.	695	38,538
Centurytel, Inc.	338	12,029
Chesapeake Energy Corp.	1,534	36,693
Chevron Corporation	737	57,515
Cisco Systems, Inc.	3,171	74,201
Coach, Inc.	852	29,607
Coca Cola Co.	1,117	63,892
Cognizant Technology Solutions Group	331	14,541
Colgate Palmolive Co.	478	40,243
Corning, Inc.	2,258	37,663
Covanta Holding Corp.	4,000	68,280
Crown Castle International Corp.	693	25,426
CVS Caremark Corporation	1,629	50,515
Danaher Corporation	475	33,687
Dominion Resources, Inc.	2,000	72,760
Ebay, Inc.	1,083	26,501
Ecolab, Inc.	466	20,928
EMC Corporation	1,019	17,150
Emerson Electric Co.	800	33,128
EOG Resources, Inc.	538	46,532
Equinix, Inc.	1,000	96,190
Equity Residential	476	15,332
Express Scripts, Inc.	284	24,367
Exterran Holdings, Inc.	3,250	68,087
Fedex Corp.	396	33,442
Financial Select Sector SPDR (1)	26,995	396,287
Ford Motor Company	9,100	80,899
Forest City Enterprises, Inc.	5,750	61,697
FPL Group, Inc.	476	24,738
Franklin Resources, Inc.	113	12,207
Freeport-McMoRan Copper & Gold Inc.	283	23,432
General Electric Co.	4,574	73,275
General Materials, Inc.	434	29,512
Genzyme Corp.	542	27,479
Gilead Sciences, Inc.	1,012	46,603
Goldman Sachs Group, Inc.	311	52,764
Google, Inc.	161	93,863
Halliburton Co.	1,161	34,087
Harley Davidson, Inc.	464	13,521
HCP, Inc.	1,011	31,644
Hewlett Packard Co.	128	6,280
Host Hotels & Resorts, Inc.	1,160	12,203
Illinois Tool Works, Inc.	594	28,892
Intel Corp.	5,598	107,482
International Business Machines Corp.	477	60,269
Interpublic Group of Companies, Inc.	12,450	78,808
Intuit Inc.	452	13,203
iPath S&P GSCI Crude Oil Total Return ETN	7,583	196,172
iShares Dow Jones US Brokers-Dealers (1)	7,020	193,471
iShares MSCI Canada (1)	5,000	129,650
iShares MSCI Japan (1)	21,500	205,325
iShares Russell 2000 (1)	8,075	469,157
Johnson & Johnson	899	56,493
JPMorgan Chase & Co.	1,781	75,675
Juniper Networks, Inc.	459	11,994
Kimberly Clark Corp.	204	13,458
Kinetic Concepts, Inc.	1,350	45,508
Kohls Corp.	614	32,628
Las Vegas Sands Corp.	626	9,590
Leucadia National Corp.	3,300	71,016
Lowes Corporation	498	10,861
Market Vectors Indonesia (1)	1,800	108,324
McDonalds Corporation	1,004	63,503
Medicis Pharmaceutical Corp.	1,200	28,308
Medtronic, Inc.	1,264	53,644
Merck & Co., Inc.	1,048	37,943
Micron Technology, Inc.	5,000	37,600
Microsoft Corp.	1,865	54,850
Millipore Corp.	600	40,860
Mylan, Inc.	6,400	114,368
National Oilwell Varco, Inc.	936	40,267
Newmont Mining Corp.	712	38,192
Nike, Inc.	409	26,540
Noble Energy, Inc.	527	34,387
Northern Trust Corp.	517	25,591
NRG Energy, Inc.	1,075	25,735
Nucor Corp.	743	31,511
Occidental Petroleum Corporation	908	73,357
Oracle Corp.	2,871	63,392
Peabody Energy Corp.	837	37,213
Pepsico, Inc.	834	51,891
Pfizer, Inc.	3,116	56,618
Philip Morris International, Inc.	818	39,338
PNC Financial Services	710	40,477
Praxair, Inc.	465	38,144
Precision Castparts Corp.	342	35,459
Procter & Gamble Co.	1,356	84,547
Public Storage	368	29,285
Qualcomm, Inc.	1,460	65,700
Questar Corp.	316	12,536
Seagate Technology	3,400	51,442
Simon Property Group Inc.	649	47,156
Southwestern Energy Co.	954	41,938
SPDR S&P Retail (1)	9,055	313,031
St. Jude Medical, Inc.	697	25,587
Staples, Inc.	1,558	36,333
Starbucks Corp.	1,662	36,398
Stryker Corp.	509	25,654
T. Rowe Price Group, Inc.	676	33,077
Target Corp.	241	11,221
Terex Corporation	5,250	98,857
Texas Instruments Incorporated	1,697	42,917
Textron, Inc.	6,500	130,325
Thermo Fisher Scientific Inc.	628	29,660
Time Warner Cable, Inc.	276	11,551
Time Warner, Inc.	1,066	32,748
UAL Corp.	9,800	76,048
Union Pacific Corp.	558	35,299
Visa, Inc.	366	29,646
Vornado Realty Trust	222	14,532
Walgreen Co.	686	26,679
The Walt Disney Company	1,064	32,154
Wells Fargo & Company	3,578	100,327
The Western Union Company	1,319	24,336
WisdomTree India Earnings (1)	4,940	106,408
Wyndham Worldwide Corp.	6,300	116,991
Yahoo, Inc.	1,816	27,186
Zimmer Holdings, Inc.	251	14,852
Total Securities Sold Short (Proceeds $6,940,984)		$7,738,930
(1) Exchange-Traded Fund

Alternative Strategies Mutual Fund
Schedule of Open Futures Contracts
November 30, 2009 (Unaudited)

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
Cattle Live	2	70,500	April-10	(596)
Cocoa	2	65,520	May-10	8,255
Coffee 'C'	1	53,888	May-10	(490)
Copper	1	79,712	May-10	9,348
Corn	1	20,875	March-10	585
Corn	1	21,363	May-10	3,747
Corn	1	21,787	July-10	585
Corn Mini	1	4,175	March-10	233
Cotton #2	1	37,340	March-10	6,688
Cotton #2	1	37,925	May-10	3,773
Gold 100 Ounce	1	118,360	April-10	13,158
Heating Oil	1	88,880	April-10	2,543
Hogs Lean	1	28,220	April-10	5,437
Hogs Lean	1	31,230	June-10	1,097
Hogs Lean	1	30,640	July-10	677
Natural Gas	1	50,290	April-10	(5,742)
Orange Juice - A Frozen Concentrated	1	18,435	March-10	868
Orange Juice - A Frozen Concentrated	2	37,890	May-10	4,173
Orange Juice - A Frozen Concentrated	1	19,380	July-10	838
Platinum	1	73,110	April-10	10,573
Silver	1	92,725	May-10	17,098
Soybean	1	53,438	May-10	2,060
Soybean Mini	1	10,687	May-10	516
Sugar #11 (World)	1	25,357	March-10	(507)
Sugar #11 (World)	1	24,461	May-10	1,028
Sugar #11 (World)	1	23,083	July-10	(59)
Wheat	2	60,050	May-10	5,695
Wheat Mini	1	6,005	May-10	503
WTI Crude	1	79,840	March-10	3,948
Total Futures Contracts Purchased		$ 1,285,166		$ 96,032

	Number			Unrealized
	of Contracts	Contract	Settlement	Appreciation/
Description	Written	Value	Month	(Depreciation)
E-mini MSCI EAFE	11	859,100	December-09	(4,712)
E-mini MSCI Emerging Markets	19	911,715	December-09	14,727
Gold Mini	1	39,196	April-10	(2,926)
Silver Mini	1	18,545	May-10	(1,052)
Total Futures Contracts Written		$ 1,828,556		$ 6,037

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date     1/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Joseph Neuberger
             Joseph Neuberger, President

Date   1/25/10

By  /s/ John Buckel
             John Buckel, Treasurer

Date   1/25/10